Equity Activity - AOCI Rollforward (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period		$ 18,996	$ 20,727	$ 20,985
Separation of Kyndryl			(7,203)
Other comprehensive income/(loss)		6,494	4,839	(740)
Balance at the End of the Period		22,021	18,996	20,727
Pre-tax pension settlement charge	$ 5,900	5,894
Pension settlement charge, net of tax	$ 4,400	4,400
Accumulated Other Comprehensive Income/(Loss)
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period		(23,234)	(29,337)	(28,597)
Other comprehensive income before reclassifications		1,007	2,608	(2,638)
Amount reclassified from accumulated other comprehensive income		5,487	2,231	1,898
Separation of Kyndryl			1,264
Other comprehensive income/(loss)			6,103
Other comprehensive income/(loss)		6,494	4,839	(740)
Balance at the End of the Period		(16,740)	(23,234)	(29,337)
Pre-tax pension settlement charge		5,900
Pension settlement charge, net of tax		4,400
Net Unrealized Gains/(Losses) on Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period		(18)	(456)	(179)
Other comprehensive income before reclassifications		178	256	(261)
Amount reclassified from accumulated other comprehensive income		(295)	183	(16)
Other comprehensive income/(loss)			438
Other comprehensive income/(loss)		(117)	438	(277)
Balance at the End of the Period		(135)	(18)	(456)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period		(3,362)	(4,665)	(3,700)
Other comprehensive income before reclassifications		(229)	573	(965)
Separation of Kyndryl			730
Other comprehensive income/(loss)			1,303
Other comprehensive income/(loss)		(229)	573	(965)
Balance at the End of the Period		(3,591)	(3,362)	(4,665)
Net Change Retirement-Related Benefit Plans
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period		(19,854)	(24,216)	(24,718)
Other comprehensive income before reclassifications		1,059	1,780	(1,412)
Amount reclassified from accumulated other comprehensive income		5,782	2,049	1,914
Separation of Kyndryl			534
Other comprehensive income/(loss)			4,362
Other comprehensive income/(loss)		6,841	3,828	501
Balance at the End of the Period		(13,013)	(19,854)	(24,216)
Net Unrealized Gains/(Losses) on Available-For-Sale Securities
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period		(1)	0	0
Other comprehensive income before reclassifications		(1)	0	0
Other comprehensive income/(loss)			0
Other comprehensive income/(loss)		(1)	0	0
Balance at the End of the Period		$ (1)	$ (1)	$ 0